GENERAL AND ADMINISTRATIVE EXPENSE - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
GENERAL AND ADMINISTRATIVE EXPENSE
Non-cash lease credit	$ 939	$ 395	$ 365